Accounts and Notes Receivables, Net	6 Months Ended
Jun. 30, 2025
Accounts and Notes Receivables, Net [Abstract]
Accounts and notes receivables, net
5.	Accounts and notes receivables, net

Accounts and notes receivables consist of the following:

	December 31, 2024	June 30, 2025
	RMB	RMB
		(Unaudited)
Notes receivable	13	—
Accounts receivable	47,829	51,723
Less: allowance for doubtful accounts	(35,086)	(35,770)
Accounts receivable, net	12,756	15,953

The Group reversed the allowance for doubtful accounts of RMB1,603 and recognized the allowance for doubtful accounts of RMB684 for the six months ended June 30, 2024 and 2025, respectively. The Group recognized the write-off for doubtful accounts of nil and nil for the six months ended June 30, 2024 and 2025, respectively.